General Information (Details) - jointVenture	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of joint ventures	2
RE Ventures I, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%		50.00%
RE Ventures II, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%